STOCK-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Assumptions Of The Date Of Grant [Line Items]
Dividend yield	3.16%	3.15%	3.17%
Risk-free interest rate	1.94%	2.04%	2.00%
Expected volatility	22.29%	22.59%	23.00%
Weighted average expected life	8 years	8 years	8 years
Weighted average per share fair value of options	$ 4.47	$ 4.11	$ 3.63